Trade and Other Receivables - Summary of Aging of Accounts Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Less provision for expected credit losses	$ (42,001)	$ (12,430)	$ (13,180)
Trade receivables, net of expected credit losses	215,673	245,756
Passenger Transport Services [member]
Disclosure of provision matrix [line items]
Less provision for expected credit losses	(7,021)	(12,430)
Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	222,694	258,186
Past due 1-30 days [member] | Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	24,259	33,721
Past due 31-90 days [member] | Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	16,896	17,506
Past Due 91 Days [member] | Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	51,807	37,370
Financial Assets Neither Past Due nor Impaired [member] | Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	$ 129,732	$ 169,589